Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Inventories

	December 31
	2020 (Retrospectively Adjusted)	2021
	NT$	NT$	US$ (Note 4)

Finished goods	$8,822,632	$8,454,783	$304,787
Work in process	6,856,405	7,950,743	286,617
Raw materials	29,428,008	46,978,647	1,693,534
Supplies	2,691,779	3,339,042	120,369
Raw materials and supplies in transit	791,610	1,109,766	40,006

	$48,590,434	$67,832,981	$2,445,313